Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities

12. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	March 31, 2026	March 31, 2025
Trade payables	229,509	261,937
Accrued liabilities	84,684	50,481
Provisions	93,521	81,852
Total	407,714	394,270